Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory
INVENTORY

As of September 30, 2016 and December 31, 2015, inventory consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Natural gas	$4,181	$5,724
LNG	25,280	—
Materials and other	22,254	18
Total inventory	$51,715	$5,742

INVENTORY

As of December 31, 2015 and 2014, inventory consisted of the following (in thousands):

	December 31,
	2015	2014
Natural gas	$5,724	$—
LNG	—	2,295
Materials and other	18	—
Total inventory	$5,742	$2,295